Commitments and contingencies - Bank Guarantee (Details) - Bank guarantee $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of credit risk exposure [line items]
Term of secured lease payments	6 months
Bank guarantee issued in favor of owners of new leased office space	$ 352
Total value of investments	$ 353